Cover	Feb. 12, 2025	Jan. 09, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date	Mar. 06, 2025
Entity Registrant Name		Cutera, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		000-50644
Entity Tax Identification Number		77-0492262
Entity Address, Address Line One		3240 Bayshore Blvd.
Entity Address, City or Town		Brisbane
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94005
City Area Code		415
Local Phone Number		657-5500
Title of 12(b) Security		Common Stock ($0.001 par value)
Trading Symbol		CUTR
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001162461
Amendment Flag		false